Cover Page Document	Nov. 12, 2019
Cover Page [Abstract]
Entity Central Index Key	0000062996
Title of 12(b) Security	Common Stock, $1.00 par value
Entity Address, Address Line One	17450 College Parkway,
Entity Incorporation, State or Country Code	DE
Document Type	8-K
Document Period End Date	Nov. 12, 2019
Entity File Number	1-5794
Entity Tax Identification Number	38-1794485
Entity Address, City or Town	Livonia,
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48152
Entity Registrant Name	Masco Corporation
City Area Code	313
Local Phone Number	274-7400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Trading Symbol	MAS
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false